Summary of Principal Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012 Store	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011 Segment Store	Dec. 31, 2009	Jul. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Limited Partnership units held by Parent	18,687,500			18,687,500					18,687,500
Investment in MPLI at cost	$ 6.9		$ 7.0	$ 6.9			$ 6.9
Retail operated convenience stores				166			166
Required Frequency of the maintenance, minimum				2 years			2 years
Required Frequency of the maintenance, maximum				6 years			6 years
Excise taxes	78.2	64.9	25.1	215.0	181.5	271.8	242.9	289.6
Reportable operating segments							2
Advertising expense						2.6	1.0	2.1
Highly liquid investments maturities periods to qualify as cash equivalents							3 months
Capitalized software costs, estimated useful life							5 years
Equity-based compensation expense			0.1			0.3	1.6	0.3
Unrecognized prior service cost							0.4
Sales
Summary Of Significant Accounting Policies [Line Items]
Concentrations of risk, transactions with related party						7.00%		7.00%
Purchases
Summary Of Significant Accounting Policies [Line Items]
Concentrations of risk, transactions with related party						45.00%		45.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Advertising expense			0.1
Allowance for doubtful accounts			$ 1				$ 1
Minnesota Pipe Line Company
Summary Of Significant Accounting Policies [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%			17.00%			17.00%
Common Units
Summary Of Significant Accounting Policies [Line Items]
Limited Partnership units held by Parent	54,844,500			54,844,500
Pik Units
Summary Of Significant Accounting Policies [Line Items]
Limited Partnership units held by Parent	18,383,000			18,383,000